Accrued Warranty Expenses	12 Months Ended
Mar. 31, 2014
Accrued Warranty Expenses

(18) Accrued Warranty Expenses

Advantest issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period. Changes in accrued warranty expenses for the years ended March 31, 2012, 2013 and 2014 were summarized as follows:

	Yen (Millions)
	2012	2013	2014
Balance at beginning of year	¥1,754	2,129	1,889
Acquisition of Verigy	209	—	—
Addition	3,432	3,172	2,319
Reduction	(3,269)	(3,474)	(2,667)
Translation adjustments	3	62	48

Balance at end of year	¥2,129	1,889	1,589